Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our CEO and the average compensation for our other named executive officers (“Other NEOs”) for 2023, 2024, and 2025 (each, a “Covered Year”), each as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our CEO and Other NEOs, and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals. The Compensation Committee did not consider “compensation actually paid”, as defined by the SEC, when making its executive compensation decisions for the Covered Years. Please see the Compensation Discussion and Analysis section in this Proxy Statement for a discussion of the Compensation Committee’s philosophy, objectives, and practices when making executive compensation decisions.
The table below also provides information for each Covered Year on our cumulative total shareholder return (“TSR”) and the cumulative TSR of our peer group (with each such TSR determined for the period commencing on our initial public offering registration date on March 22, 2021 (the “IPO Registration Date”)), our net (loss) income and our Adjusted EBITDA. We selected Adjusted EBITDA as our “most important financial performance measure” used to link “compensation actually paid” to our CEO and Other NEOs to our performance for 2025, because (i) we use this measure to assess our operating performance and the operating leverage in our business, and (ii) our annual performance-based bonus metrics for our CEO and Other NEOs for 2025 required an Adjusted EBITDA threshold, along with a GAAP Revenue threshold, in order for any bonus to be paid; please see the section of our Compensation Discussion and Analysis entitled “2025 Executive Compensation Program—Annual Performance-Based Bonus Program.”. We define Adjusted EBITDA as net income (loss), adjusted to exclude: depreciation and amortization; stock-based compensation expense; interest (income) expense; other (income) expense, net; provision for income taxes; and other one-time,
non-recurring
items, when applicable, such as acquisition-related and restructuring expenses.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
FISCAL YEAR	SCT TOTAL FOR CEO ($)	COMPENSATION ACTUALLY PAID TO CEO ($) (1)(2)	SCT AVERAGE TOTAL FOR OTHER NEOS ($) (3)(5)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS ($) (2)(4)	ACV TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (5)	NET (LOSS) INCOME ($) (6)		ADJUSTED EBITDA ($) (7)

2025	7,887,018	(3,958,896)	4,287,269	(1,663,529)	$26	$161	(66.1	)M	58.8	M

2024	7,616,746	12,428,228	4,149,010	6,228,332	$71	$132	(79.7	)M	28.1	M

2023	6,647,441	11,779,922	3,288,118	6,062,896	$48	$126	(75.3	)M	(18.2	)M

2022	3,290,813	(3,177,416)	1,890,377	(2,353,235)	$26	$76	(102.2	)M	(56.4	)M
1.	The following table shows the adjustments made to the total compensation shown for our CEO, George Chamoun, on the SCT to arrive at “compensation actually paid” as reflected on the table above:

ADJUSTMENTS TO DETERMINE CEO COMPENSATION ACTUALLY PAID	2025

SCT total amount	7,887,018

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(7,400,133)

Plus Year-End Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-End	2,687,294

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vested during Covered Year	550,328

Change (positive or negative) in Fair Value from Prior Year-End to Covered Year-End of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-End	(6,146,209)

Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(1,537,194)

TOTAL ADJUSTMENTS:	(11,845,914)

TOTAL COMPENSATION ACTUALLY PAID:	(3,958,896)
2.
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and RSUs in accordance with ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 13—Stock-based Compensation in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025.

3.
The Other NEOs for 2021 were Vikas Mehta and Michael Waterman. The Other NEOs for 2022 were William Zerella, Vikas Mehta, Leanne Fitzgerald and Michael Waterman. The Other NEOs for 2023 and 2024 were William Zerella, Vikas Mehta, Michael Waterman and Craig Anderson.

4.	The following table shows the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at “compensation actually paid” as reflected on the table above:

ADJUSTMENTS TO DETERMINE AVERAGE OTHER NEO COMPENSATION ACTUALLY PAID	2025

SCT total amount	4,287,269

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(3,858,346)

Plus Year-End Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-End	1,360,559

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vested during Covered Year	284,536

Change (positive or negative) in Fair Value from Prior Year-End to Covered Year-End of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-End	(3,074,749)

Change (positive or negative) in Fair Value from Prior Year-End to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(662,797)

TOTAL ADJUSTMENTS:	(5,950,797)

TOTAL AVERAGE COMPENSATION ACTUALLY PAID:	(1,663,529)
5.
TSR shown in this table utilizes the
Nasdaq-100
Technology Sector Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation
S-K
in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025. The comparison assumes $100 was invested in our Common Stock and in the
Nasdaq-100
Technology Sector Index for the period commencing on our IPO Registration Date and ending on December 31 of each Covered Year. All dollar values assume reinvestment of the pre-tax
value of any dividends paid by companies included in the
Nasdaq-100
Technology Sector Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

6.
Reflects “Net (loss) income” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form
10-K
for each of the Covered Years. For the avoidance of doubt, “Net (loss) income” is a GAAP measure.

7.
Reflects “Adjusted EBITDA” for each Covered Year as set forth in our Management’s Discussion and Analysis of Financial Condition and Results of Operations included in our Annual Report on Form
10-K
for each of the Covered Years. “Adjusted EBITDA” is a
non-GAAP
measure. A reconciliation of this
non-GAAP
measure to its most comparable GAAP measure can be found in “Appendix A:
Non-GAAP
Financial Measures.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Other NEOs for 2021 were Vikas Mehta and Michael Waterman. The Other NEOs for 2022 were William Zerella, Vikas Mehta, Leanne Fitzgerald and Michael Waterman. The Other NEOs for 2023 and 2024 were William Zerella, Vikas Mehta, Michael Waterman and Craig Anderson.
Peer Group Issuers, Footnote
5.
TSR shown in this table utilizes the
Nasdaq-100
Technology Sector Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation
S-K
in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025. The comparison assumes $100 was invested in our Common Stock and in the
Nasdaq-100
Technology Sector Index for the period commencing on our IPO Registration Date and ending on December 31 of each Covered Year. All dollar values assume reinvestment of the pre-tax
value of any dividends paid by companies included in the
Nasdaq-100
Technology Sector Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 7,887,018	$ 7,616,746	$ 6,647,441	$ 3,290,813
PEO Actually Paid Compensation Amount	$ (3,958,896)	12,428,228	11,779,922	(3,177,416)
Adjustment To PEO Compensation, Footnote
1.	The following table shows the adjustments made to the total compensation shown for our CEO, George Chamoun, on the SCT to arrive at “compensation actually paid” as reflected on the table above:

ADJUSTMENTS TO DETERMINE CEO COMPENSATION ACTUALLY PAID	2025

SCT total amount	7,887,018

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(7,400,133)

Plus Year-End Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-End	2,687,294

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vested during Covered Year	550,328

Change (positive or negative) in Fair Value from Prior Year-End to Covered Year-End of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-End	(6,146,209)

Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(1,537,194)

TOTAL ADJUSTMENTS:	(11,845,914)

TOTAL COMPENSATION ACTUALLY PAID:	(3,958,896)

Non-PEO NEO Average Total Compensation Amount	$ 4,287,269	4,149,010	3,288,118	1,890,377
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,663,529)	6,228,332	6,062,896	(2,353,235)
Adjustment to Non-PEO NEO Compensation Footnote
4.	The following table shows the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at “compensation actually paid” as reflected on the table above:

ADJUSTMENTS TO DETERMINE AVERAGE OTHER NEO COMPENSATION ACTUALLY PAID	2025

SCT total amount	4,287,269

Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(3,858,346)

Plus Year-End Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-End	1,360,559

Plus Fair Value on Vesting of Stock Awards Granted during Covered Year that Vested during Covered Year	284,536

Change (positive or negative) in Fair Value from Prior Year-End to Covered Year-End of Stock Awards and Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-End	(3,074,749)

Change (positive or negative) in Fair Value from Prior Year-End to Vesting Date of Stock Awards and Option Awards Granted Prior to Covered Year that Vested during Covered Year	(662,797)

TOTAL ADJUSTMENTS:	(5,950,797)

TOTAL AVERAGE COMPENSATION ACTUALLY PAID:	(1,663,529)

Compensation Actually Paid vs. Total Shareholder Return
Set forth below are charts illustrating the relationship between (a) the “compensation actually paid” to our CEO and (b) the average “compensation actually paid” to our Other NEOs during each Covered Year and each of:

•	ACV’s cumulative TSR for each Covered Year (commencing with the IPO Registration Date)

Compensation Actually Paid vs. Net Income
•	ACV’s Net (loss) income for each Covered Year

Compensation Actually Paid vs. Company Selected Measure
•	ACV’s Adjusted EBITDA each Covered Year

Total Shareholder Return Vs Peer Group	In addition, the graph below illustrates the TSR on a fixed $100 investment made as of the IPO Registration Date in shares of our Common Stock and in the Nasdaq-100 Technology Sector Index.
Tabular List, Table
MOST IMPORTANT PERFORMANCE MEASURES FOR FYE 2025
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking “compensation actually paid” to our CEO and Other NEOs for the fiscal year ended December 31, 2025 to performance. Only two financial measures are linked to compensation under the Performance Bonus Plan. We believe these performance metrics are the most pertinent to our business model in the dealer wholesale market, which has been susceptible to the volatile environment of the past year, including the reduction in the total addressable market for wholesale vehicles. Despite this volatility, we were able to grow our market share during the 2025 fiscal year. We have seen shareholders place value on progress being made in reducing our Adjusted EBITDA loss and have aligned our compensation accordingly.

PERFORMANCE MEASURE	WHAT IT MEASURES

Adjusted EBITDA ($)
Our net income (loss), adjusted to exclude: depreciation and amortization, stock-based compensation expense, interest (income) expense, other (income) expense, net, provision for income taxes, and other one-time,
non-recurring
items, when applicable, such as acquisition-related and restructuring expenses

GAAP Revenue ($)	Our GAAP Revenue (determined on a consolidated basis) GAAP Reported in our audited financial statements

Total Shareholder Return Amount	$ 26	71	48	26
Peer Group Total Shareholder Return Amount	161	132	126	76
Net Income (Loss)	$ (66,100,000)	$ (79,700,000)	$ (75,300,000)	$ (102,200,000)
Company Selected Measure Amount	58,800,000	28,100,000	(18,200,000)	(56,400,000)
PEO Name	George Chamoun
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Reflects “Adjusted EBITDA” for each Covered Year as set forth in our Management’s Discussion and Analysis of Financial Condition and Results of Operations included in our Annual Report on Form
10-K
for each of the Covered Years. “Adjusted EBITDA” is a
non-GAAP
measure. A reconciliation of this
non-GAAP
measure to its most comparable GAAP measure can be found in “Appendix A:
Non-GAAP
	Financial Measures.”
Measure:: 2
Pay vs Performance Disclosure
Name	GAAP Revenue
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,845,914)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,400,133)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,687,294
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	550,328
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,146,209)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,537,194)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,950,797)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,858,346)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,360,559
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	284,536
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,074,749)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (662,797)